17. Share capital and additional paid-in capital (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfShareCapitalAndAdditionalPaidinCapitalLineItems [Line Items]
Beginning balance	$ 18,427,504	$ 18,381,187
Payment of other reserve constitution - share-based compensation plan	10,700	46,317
Ending balance	18,438,204	18,427,504
Share Capital
DisclosureOfShareCapitalAndAdditionalPaidinCapitalLineItems [Line Items]
Beginning balance	18,197,583	18,197,583
Payment of other reserve constitution - share-based compensation plan	0	0
Ending balance	18,197,583	18,197,583
Additional Paid in Capital
DisclosureOfShareCapitalAndAdditionalPaidinCapitalLineItems [Line Items]
Beginning balance	229,921	183,604
Payment of other reserve constitution - share-based compensation plan	10,700	46,317
Ending balance	$ 240,624	$ 229,921